Other Liabilities, Provisions, Contingencies and Commitments - Other Current Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Short-term employee benefits			$ 14,228	$ 11,808
Accrued expenses			16,517	14,151
Other			1,625	813
Accounts payable	$ 1,552		$ 32,370	$ 26,772

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4